Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in MSRs measured at fair value
Fair value, beginning of period	$ 6,125
Changes in fair value:
Net changes in valuation inputs or assumptions	(1,170)	$ 4,693	$ 2,569
Changes due to collection/realization of expected cash flows	2,012	2,375	2,210
Total changes in fair value	(842)	(7,068)	(4,779)
Fair value, end of period	6,920	6,125
Commercial mortgage servicing [Member]
Mortgage Banking Activities Textual [Abstract]
Mortgage servicing rights	1,300	1,300
Servicing asset at amortized cost, fair value	1,500	1,400
Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Fair value, beginning of period	6,125	11,517	14,649
Servicing from securitizations or asset transfers	1,645	1,708	1,933
Sales and other	(8)	(32)	(286)
Net additions	1,637	1,676	1,647
Changes in fair value:
Net changes in valuation inputs or assumptions	1,170	(4,693)	(2,569)
Changes due to collection/realization of expected cash flows	(2,012)	(2,375)	(2,210)
Total changes in fair value	(842)	(7,068)	(4,779)
Fair value, end of period	6,920	6,125	11,517
Residential mortgage servicing rights [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	1,625	(3,946)	(2,406)
Residential mortgage servicing rights [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(9)	(175)	48
Residential mortgage servicing rights [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(56)	27	145
Residential mortgage servicing rights [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	$ (390)	$ (599)	$ (356)